Stock-based and Long-Term Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Stock Options Activity
The following table presents the number and weighted average exercise price ("WAEP") of outstanding options to purchase Ascent Capital Series A Common Stock granted to certain Brinks Home Security employees:

	Series A Common Stock Options	WAEP
Outstanding at January 1, 2018	27,705	$52.26
Granted	—	$—
Exercised	—	$—
Forfeited	(13,105)	$54.24
Expired	—	$—
Outstanding at December 31, 2018	14,600	$50.47
Exercisable at December 31, 2018	14,600	$50.47

Schedule of Unvested Restricted Stock Awards
The following table presents the number and weighted average fair value ("WAFV") of unvested restricted stock awards granted to certain Brinks Home Security employees:

	Series A Restricted Stock Awards	WAFV
Outstanding at January 1, 2018	35,473	$19.13
Granted	—	$—
Vested	(20,450)	$22.02
Canceled	—	$—
Outstanding at December 31, 2018	15,023	$15.20

Schedule of Unvested Restricted Stock Units
The following table presents the number and WAFV of unvested restricted stock units granted to certain Brinks Home Security employees:

	Series A Restricted Stock Units	WAFV
Outstanding at January 1, 2018	223,177	$17.93
Granted	407,609	$3.68
Vested	(70,834)	$25.60
Canceled	(72,463)	$13.80
Outstanding at December 31, 2018	487,489	$5.52